SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 26, 2014
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

Additions/(Benefits)
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other Accounts-	Deductions-	End of
Classification	of Period	Expenses	Describe	Describe	Period

Valuation reserve deduction from assets account:

Fiscal year ended
October 26, 2014
Allowance for
doubtful accounts				$ 4,152 (2)
receivable	$ 4,000	$ 4,076	$ 50 (1)	(76) (3)	$ 4,050

Fiscal year ended
October 27, 2013
Allowance for
doubtful accounts				$ 497 (2)
receivable	$ 4,000	$ 476	$ 0	(21) (3)	$ 4,000

Fiscal year ended
October 28, 2012
Allowance for
doubtful accounts				$ 169 (2)
receivable	$ 4,000	$ 155	$ 0	(14) (3)	$ 4,000

Note (1) – Increase in the reserve due to the inclusion of CytoSport accounts receivable.

Note (2) – Uncollectible accounts written off.

Note (3) – Recoveries on accounts previously written off.